Shareholder Report, Holdings (Details)	Sep. 30, 2024
Gotham 1000 Value ETF | RenaissanceRe Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF | Ingredion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF | Pilgrim's Pride Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF | Assurant, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF | Humana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF | Lantheus Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF | Conagra Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Gotham 1000 Value ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Gotham 1000 Value ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Gotham 1000 Value ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Gotham 1000 Value ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Gotham 1000 Value ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Gotham 1000 Value ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Gotham 1000 Value ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Gotham 1000 Value ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Gotham 1000 Value ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Gotham Enhanced 500 ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Gotham Enhanced 500 ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Gotham Enhanced 500 ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Gotham Enhanced 500 ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Gotham Enhanced 500 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Gotham Enhanced 500 ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Gotham Enhanced 500 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Gotham Enhanced 500 ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Enhanced 500 ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Enhanced 500 ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Gotham Enhanced 500 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Gotham Enhanced 500 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Gotham Enhanced 500 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Gotham Enhanced 500 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Gotham Enhanced 500 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Gotham Enhanced 500 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Gotham Enhanced 500 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Gotham Enhanced 500 ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Gotham Enhanced 500 ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Gotham Enhanced 500 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Gotham Short Strategies ETF | Louisiana-Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gotham Short Strategies ETF | 3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Gotham Short Strategies ETF | Target Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Gotham Short Strategies ETF | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Gotham Short Strategies ETF | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Gotham Short Strategies ETF | FMC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Short Strategies ETF | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF | Devon Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Gotham Short Strategies ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Gotham Short Strategies ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Gotham Short Strategies ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Gotham Short Strategies ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Gotham Short Strategies ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Gotham Short Strategies ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Gotham Short Strategies ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Gotham Short Strategies ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%